Fair value estimates	12 Months Ended
Dec. 31, 2025
Fair Value Estimates
Fair value estimates

14	Fair value estimates

Critical accounting estimates, assumptions and judgments

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses judgment to select among a variety of methods and makes estimates and assumptions that are mainly based on market conditions existing at the end of each reporting period.

Although management has used its best judgment in estimating the fair value of its financial instruments, any technique for making said estimates and assumptions involves some level of inherent fragility.

(a)	Analysis

The main financial instruments and the estimates and assumptions made by the Company for their valuation are described below:

•	Cash and cash equivalents, financial investments, trade accounts receivables and other current assets – considering their nature, terms and maturity, the carrying amounts approximate their fair value.
•	Financial liabilities – these instruments are subject to usual market interest rates. The fair value is based on the present value of expected future cash disbursements, at interest rates currently available for debt with similar maturities and terms and adjusted for the Company’s credit risk. Loans and financings are measured at amortized cost, except for certain contracts for which the Company has chosen the fair value option.
•	Energy forward contracts - part of the fair value of these financial instruments, are estimated based on the published price quotations in the active markets, as far as the data is existent and accessible in the market. The other part is estimated based on the use of valuation techniques that consider: (i) prices established in purchase and sale operations; (ii) supply risk margin; and (iii) projected market price in the period of availability.
•	Other financial instruments – the fair value is determined by calculating their present value through yield curves at the closing dates. The curves and prices used in the calculation for each group of instruments are developed based on data from Brazilian Securities, Commodities and Futures Exchange – B3, Central Bank of Brazil, LME and Bloomberg, interpolated between the available maturities. The main derivative financial instruments are:

•	Swap contracts – the present value of both the assets and liabilities are calculated through the discount of forecasted cash flows by the interest rate of the currency in which the swap is denominated. The difference between the present value of the assets and the liabilities generates its fair value.
•	Forward contracts – the present value is estimated by discounting the notional amount multiplied by the difference between the future price at the reference date and the contracted price. The future price is calculated using the convenience yield of the underlying asset. It is common to use Asian non-deliverable forwards for hedging non-ferrous metals positions. Asian contracts are derivatives in which the underlying is the average price of certain asset over a range of days.
•	Option contracts – the present value is estimated based on the Black and Scholes model, with assumptions that include the underlying asset price, strike price, volatility, time to maturity and interest rate.
•	Zero Cost Collar contracts – the present value of both options is estimated based on the Black model, with assumptions that include the underlying asset price, strike price, volatility, time to maturity and interest rate.

(b)	Fair value by hierarchy

				2025
	Note	Level 1	Level 2 (ii)	Total
Assets
Other financial instruments	16 (a)	-	36,767	36,767
Trade accounts receivables		-	192,615	192,615
Investments in equity instruments (i)		5,219	-	5,219
		5,219	229,382	234,601
Liabilities
Loans and financings designated at fair value (ii)		-	91,598	91,598
Other financial instruments	16 (a)	-	103,893	103,893
		-	195,491	195,491

				2024
	Note	Level 1	Level 2 (ii)	Total
Assets
Other financial instruments	16 (a)	-	5,282	5,282
Trade accounts receivables		-	101,785	101,785
Investments in equity instruments (i)		5,093	-	5,093
		5,093	107,067	112,160
Liabilities
Loans and financings designated at fair value (ii)		-	92,320	92,320
Other financial instruments	16 (a)	-	37,134	37,134
		-	129,454	129,454

(i) To determine the fair value of the investments in equity instruments, the Company uses the share’s quotation as of the last day of the reporting period.

(ii) Loans and financings are measured at amortized cost, except for certain contracts for which the Company has elected the fair value option.

The Company discloses fair value measurements based on their level on the following fair value measurement hierarchy:

Level 1:

When fair value is calculated with quoted prices (unadjusted) in active markets for identical assets and liabilities traded in active markets at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the Company is the current bid price.

Level 2:

When fair value is calculated with valuation techniques since the financial instruments are not traded in an active market and all the significant inputs required to identify the fair value of an instrument are observable. Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments are used where available;
•	The fair values of interest rate swaps are calculated at the present value of the estimated future cash flow based on observable yield curves; and
•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as discounted cash flows analysis, are used to determine the fair value of the remaining financial instruments.

Level 3:

When fair value is calculated with inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs). As of December 31, 2025, there were no financial assets and liabilities carried at fair value classified as Level 3.

(c)	Investments in equity instruments – Equity interest in Tinka Resources

In 2021, the Company acquired 9.0% of the issued and outstanding common shares of Tinka Resources Limited (“Tinka”), an exploration and development company that holds 100% of the Ayawilca zinc-silver project in Peru.

On May 31, 2022, the Company subscribed to 40,792 thousand additional common shares in a private transaction at approximately USD 0.17 (CAD 0.22) per share, totaling USD 7,000 (CAD 8,974 thousand). Subsequently, on December 17, 2024, the Company subscribed to a further 9,859 thousand common shares at approximately USD 0.07 (CAD 0.10) per share, totaling USD 700 (CAD 986 thousand).

Following these transactions, the Company held 19.86% of Tinka’s outstanding common shares (81,202 thousand shares) and 4,930 thousand warrants to acquire additional common shares.

On September 29, 2025, Tinka announced the consolidation of its common shares on a five-for-one basis, following approval by the TSX Venture Exchange. After the consolidation, the Company continued to hold 19.86% of Tinka’s outstanding common shares, totaling 16,240,442 post-consolidation shares.

On October 6, 2025, Tinka completed a non-brokered private placement issuing 51,918,181 units, each consisting of one common share and one-half of one common share purchase warrant. The Company did not participate in this offering, resulting in the dilution of its interest to 12.15% as of December 31, 2025, while maintaining ownership of 16,240,442 shares.

Consistent with the accounting policy applied to the original 2021 acquisitions, the investment in Tinka continues to be measured as an equity instrument at cost on initial recognition and subsequently measured at fair value through other comprehensive income.